UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
March 31, 2003
Check here if Amendment [ x ]; Amendment Number:1

This Amendment (Check only one.):
[ x ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital Management, LLC
Address:
One International Place
26th Floor, Suite 2601
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
December 30, 2004
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
  0
Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $135,784 (x1000)



List of Other Included Managers:

NONE


No.  13F File Number
Name

FORM 13F INFORMATION TABLE
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
FORM 13F INFORMATION TABLE                                MKT VAL SHARES/ SH/PUT INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (X1000) PRN AMT PRN/CL DISCRTN MNGRS   SOLE    SHARED  NONE
ACCENTURE LTD                     COM          G1150G111    6975   450000  SH      SOLE          450000
ADOBE SYS INC                     COM          00724F101    7708   250000  SH      SOLE          250000
AMERICA MOVIL                     SRL ADR      02364W105    3008   225000  SH      SOLE          225000
ANTEON INTL CP                    COM          03674E108    5552   247300  SH      SOLE          247300
APPLIED FILMS CORP                COM          038197109    2988   185000  SH      SOLE          185000
ASCENTIAL SOFTWARE                COM          04362P108    3360  1200000  SH      SOLE         1200000
BEA SYSTEMS INC                   COM          073325102    4056   400000  SH      SOLE          400000
BELLSOUTH CORP                    COM          079860102    3576   165000  SH      SOLE          165000
CACI INTL INC                     CLASS A      127190304    8340   250000  SH      SOLE          250000
CENTURYTEL INC                    COM          156700106    3036   110000  SH      SOLE          110000
COGNIZANT TECH SOLUTIONS          COM          192446102    5048    75000  SH      SOLE           75000
EMBARCADERO                       COM          290787100    1707   270000  SH      SOLE          270000
EMULEX CORP                       COM NEW      292475209    5458   285000  SH      SOLE          285000
FIRST DATA CORP                   COM          319963104    7114   192230  SH      SOLE          192230
GENERAL MOTORS                    CLASS H      370442832    4760   425000  SH      SOLE          425000
GLOBAL PAYMENTS INC               COM          37940X102    5744   188200  SH      SOLE          188200
IMATION CORP                      COM          45245A107    5955   160000  SH      SOLE          160000
LAMAR ADVERTISING CO              COM          512815101    4401   150000  SH      SOLE          150000
LIBERTY MEDIA CORP                COM NEW      530718105    5838   600000  SH      SOLE          600000
NOKIA CORP                        ADRS         654902204    5254   375000  SH      SOLE          375000
NVIDIA CORP                       COM          67066G104     644    50000  SH      SOLE           50000
REGENT COMMS                      COM          758865109     950   200000  SH      SOLE          200000
RSA SECURITY INC                  COM          749719100    1065   150000  SH      SOLE          150000
SCRIPPS CO (E.W.)                 CLASS A      811054204    4544    60000  SH      SOLE           60000
SIEBEL SYS INC                    COM          826170102    2804   350000  SH      SOLE          350000
T-HQ INC                          COM NEW      872443403    3265   250000  SH      SOLE          250000
USA INTERACTIVE                   COM          902984103    5358   200000  SH      SOLE          200000
VERITAS SOFTWARE COM              COM          923436109    2639   150000  SH      SOLE          150000
VERIZON COMMUNICATIONS            COM          92343V104    3535   100000  SH      SOLE          100000
VIACOM INC                        CLASS B      925524308    6391   175000  SH      SOLE          175000
VIGNETTE CORPORATION              COM          926734104    1824  1200000  SH      SOLE         1200000
WPP GROUP PLC                     SPONS ADR    929309300    2890   105000  SH      SOLE          105000
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